Condensed Consolidated Interim Balance Sheets (unaudited) (Parenthetical) - shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common shares, shares issued (in shares)	17,351,005	17,282,934
Common shares, shares outstanding (in shares)	17,351,005	17,282,934